Accounting Policies, by Policy (Policies)	6 Months Ended
Jun. 30, 2022
Accounting Policies [Abstract]
Basis of presentation
2.1	Basis of presentation

The accompanying unaudited interim condensed consolidated financial statements of the Group have been prepared in accordance with the accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information. Accordingly, they do not include all of the information and footnotes normally included in the annual financial statements prepared in accordance with U.S. GAAP. Certain information and footnote disclosures normally included in the annual financial statements prepared in accordance with U.S. GAAP have been condensed or omitted consistent with Article 10 of Regulation S-X. In the opinion of management, the Group’s unaudited interim condensed consolidated financial statements and accompanying notes include all adjustments (consisting of normal recurring adjustments) considered necessary for the fair statement of the Group’s financial position as of December 31, 2021 and June 30, 2022, and results of operations and cash flows for the six months ended June 30, 2021 and 2022. Interim results of operations are not necessarily indicative of the results for the full year or for any future period. These unaudited interim condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements as of and for the year ended December 31, 2021, and related notes included in the Group’s audited consolidated financial statements. The financial information as of December 31, 2021 presented in the unaudited interim condensed consolidated financial statements is derived from the audited consolidated financial statements as of December 31, 2021.

Use of estimates
2.2	Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires the Group to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates, and such differences may be material to the consolidated financial statements. Significant accounting estimates reflected in the Company’s consolidated financial statements include legal contingencies, share-based compensation and realization of deferred tax assets. The Group bases its estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities.

Consolidation
2.3	Consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries. Subsidiaries are all entities (including structured entities) over which the Company has control. The Company controls an entity when the Company is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Company. They are de-consolidated from the date on that control ceases.

In preparing the consolidated financial statements, transactions, balances and unrealized gains on transactions between group entities are eliminated. Unrealized losses are also eliminated unless the transactions provide evidence of an impairment indicator of the transferred asset. Accounting policies of subsidiaries have been changed where necessary to ensure consistency with the policies adopted by the Company.

Investment in equity method investees
2.4	Investment in equity method investees

The equity investment represents the Group’s investment in three entities. The Group accounts for its equity investment over which it has significant influence but does not own a majority equity interest or otherwise control using the equity method. The Group adjusts the carrying amount of the investment and recognizes investment income or loss for share of the earnings or loss of the investees after the date of investment. When the Group’s share of loss in the equity investees equal or exceed their interest in the equity investee, the Group does not recognize further losses, unless the Group has incurred obligations or made payments or guarantees on behalf of the equity investees. The Group assesses its equity investment for other-than-temporary impairment by considering factors including, but not limited to, current economic and market conditions, operating performance of the entities, including current earnings trends and undiscounted cash flows, and other entity-specific information. The fair value determination, particularly for investment in privately-held entities, requires judgment to determine appropriate estimates and assumptions. Changes in these estimates and assumptions could affect the calculation of the fair value of the investment and determination of whether any identified impairment is other-than-temporary.

Fair value of financial instruments
2.5	Fair value of financial instruments

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

The established fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

The three levels of inputs that may be used to measure fair value include:

Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2: Observable, market-based inputs, other than quoted prices, in active markets for identical assets or liabilities.

Level 3: Unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Accounting guidance also describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

The Group does not have any non-financial assets or liabilities that are recognized or disclosed at fair value in the financial statements on a recurring basis.

The Group’s financial instruments consist principally of cash and cash equivalents, short-term deposit, accounts receivable, accounts payable, contract liabilities and other liabilities.

As of December 31, 2021 and June 30, 2022, the carrying values of cash and cash equivalents, short-term deposit, accounts receivable, accounts payable, contract liabilities and other liabilities approximated their fair values reported in the consolidated balance sheets due to the short-term nature of these instruments.

Revenue recognition
2.6	Revenue recognition

Revenue is principally generated by the provision of data connectivity services and the sales of terminals and sales of data related products. Revenue represents the fair value of the consideration received or receivable for the sales of goods and the provision of services in the ordinary course of the Group’s activities and is recorded net of value-added tax (“VAT”). The Group recognizes revenue in accordance with ASC 606 “Revenue from Contracts with Customers” for all years presented with full retrospective method.

The Group conducts its business through various contracts with customers, including:

(i)	Data connectivity services

The Group generates international data connectivity services revenues from (i) data service fees from the use of portable Wi-Fi terminals (under its brand of “Roamingman”), (ii) data service fees generated from sales of data connectivity services to enterprise customers, and (iii) retail sales of data connectivity services.

The Group also generates local data connectivity services revenues from (i) data service fees generated from sales of data connectivity services to enterprise customers, and (ii) retail sales of data connectivity services.

For data connectivity services from the use of portable Wi-Fi terminals, the Group determines that the arrangement involves the leasing of portable Wi-Fi terminals with data connectivity services embedded. The Group determines that it is the lessor in the arrangement which contains an equipment lease component and a service non-lease component. The Group further determines that lease component is an operating lease under ASC 840, and that the operating lease component and service component are delivered over the same time and pattern. Therefore, the lease income and service income are recognized as data connectivity services revenue evenly over the service period.

The Group evaluates and determines that it is the principal. For data connectivity services from the use of portable Wi-Fi terminals and retail sales of data connectivity services, the Group views users as its customers. For data connectivity services generated from sales of data connectivity services to enterprise customers, the Group views enterprise customers as its customers. The Group reports data connectivity services revenues on gross basis. Accordingly, the amounts paid for data connectivity services by customers are recorded as revenues and the related commission fees paid to its agents (mainly travel agents and other online distributors) are recorded as cost of revenues. Where the Group is the principal, it controls the data before the data connectivity service is provided to customers. Its control is evidenced by the inventory risk borne by the Group and the Group’s ability to direct the use of the data, and is further supported by the Group being primarily responsible to customers and having the discretion in establishing pricing.

Data connectivity services offered to customers typically provide unlimited data usage during a fixed period of time (“contract period”), where revenue is recognized ratably on a straight-line basis over the contract period. The Group does not have further performance obligations to the customers after the contract period. The Group also offers data connectivity services where customers are charged service fee based on actual data usage, where revenue is recognized as the services are provided to customers.

In providing data connectivity services to its customers, the Group procures SIM cards and data plans from various suppliers. Those SIM cards are activated and hosted on the Group’s cloud SIM platform. The Group’s cloud SIM platform manages terminal information and customer accounts and intelligently allocates the SIM cards and data plans and makes them available to customers who purchase the Group’s data connectivity services. Accordingly, the Group takes inventory risk and obtains control of the SIM cards and data plans procured and direct the use of the data on its cloud SIM platform depending on customers’ demand. The Group accounts for the SIM cards and data plans procured as costs of revenue as data is being made available and consumed on its cloud SIM platform.

As the Group’s data connectivity services are provided without right of return and the Group does not provide any other credit and incentive to its customers, therefore, the Group’s provision of data connectivity services does not involve variable consideration.

(ii)	Sales of terminals and data related products

The Group generates revenues from selling tangible products, including GlocalMe portable Wi-Fi terminals, GlocalMe World Phone series and smartphones with GlocalMe Inside (“GMI”) implemented, as well as SIM cards, to enterprise and retail customers and business partners. Sales of terminals and data related products are recognized when control of promised goods is transferred to the customers, which generally occurs upon the acceptance of the goods by the customers.

For sales of Wi-Fi terminals, one gigabyte of free data connectivity service is normally included as a bundle package for the first time purchase of the terminals. There are two separate performance obligations in such bundle sales as the Wi-Fi terminal is a distinct good while the data connectivity service is a distinct service. The Group allocates the transaction price to each distinct performance obligation based on their relative standalone selling prices. The Group then recognizes revenue for each of the distinct performance obligations identified in accordance with the applicable revenue recognition method relevant for that obligation. For revenue related to the Wi-Fi terminals, revenue is recognized when the control of the Wi-Fi terminals is transferred. For revenue related to the data connectivity service, it is recognized ratably on a straight-line basis over the relevant contract period.

(iii)	Provision of PaaS or SaaS services

Platform-as-a-Service (PaaS) or Software-as-a-Service (SaaS) mainly consist of fees generated from providing cloud SIM platform as a service to business partners. The Group provides its cloud SIM platform as a service to business partners enabling them to manage their data resources. Business partners using the platform are charged service fees for the use of the cloud SIM platform services. The Group has continuous obligation to ensure the performance of the platform over the service period. Revenue is recognized ratably over the contract period as business partners simultaneously consume and receive benefits from the service. The Group does not provide any other credit and incentive related to the cloud SIM platform services, therefore there is no variable consideration in the arrangement.

(iv)	Contract balance

Contract liabilities represent the cash collected upfront from the customers for purchase of data connectivity services or purchase of Wi-Fi terminals, while the underlying data connectivity services have not yet been rendered or the Wi-Fi terminals have not been delivered to the customers by the Group, which is included in the presentation of contract liabilities.

Due to the generally short-term duration of the relevant contracts, all performance obligations are satisfied within one year. Where transaction prices for data connectivity services and Wi-Fi terminals are received upfront from the customers, such receipts are recorded as contract liabilities and recognized as revenues over the contract period. The opening balance of contract liabilities from several customers as of January 1, 2021 was US$889 thousands. For the year ended December 31, 2021 and six months ended 2022, revenue amounting to US$889 thousands and US$1,575 thousands were included in the contract liabilities balance at the beginning of the respective period.

Convertible promissory notes
2.7	Convertible promissory notes

Convertible promissory notes are recognized initially at fair value, net of upfront fees, debt discounts or premiums, debt issuance costs and other incidental fees. Upfront fees, debt discounts or premiums, debt issuance costs and other incidental fees are recorded as a reduction of the proceeds received and the related accretion is recorded as interest expense in the consolidated income statements over the estimated term of the facilities using the effective interest method.